NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2013
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited ("NAT") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering double-hull tankers.

In January 2013 NAT acquired Scandic American Shipping Ltd. ("Scandic" or the "Manager") and Orion Tankers Ltd ("Orion"). Accordingly, these financial statements are presented on a consolidated basis for NAT and its subsidiaries ("the Company" or "the "Group"). For the year ended December 31 2013, Scandic had the daily administrative, commercial and operational responsibility and Orion has provided services as the pool manager. The Group provided assistance in the formation of Nordic American Offshore. Otherwise no services were provided by the subsidiaries for parties outside the Group. For further details on the acquisition of the subsidiaries please see Note 3 and Note 10.

The Company is an international tanker company that currently owns 20 Suezmax tankers, an increase from three vessels owned in the autumn of 2004. The Company expects that the expansion process will continue over time and that more vessels will be added to its fleet. The 20 vessels the Company currently operates average approximately 156,000 dwt each.
In 2013 and 2012, the Company chartered all of its operating vessels into a spot market arrangement with Orion. The Orion Tankers Pool was established in November 2011. In 2011, the Company chartered all of its operating vessels in the spot market pursuant to a cooperative arrangement with Gemini Tankers LLC, until November 24, 2011, at which time the Company entered into a spot market arrangement with Orion.
Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

The Company's Fleet
The Company's current fleet consists of 20 Suezmax crude oil tankers, and all of its vessels are employed in the spot market.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,459	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,401	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Freedom	Daewoo	2005	159,331	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,331	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Moon	Samsung	2002	160,305	November 2006
Nordic Apollo	Samsung	2003	159,998	November 2006
Nordic Cosmos	Samsung	2003	159,999	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,940	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

Comparative Information
In 2013 the Company acquired 100 % of Scandic American Shipping Ltd and the remaining 50 % of Orion. As a consequence the accounts as of December 31, 2013 are presented on a fully consolidated basis. The comparative information as of December 31, 2012 and 2011 have not been adjusted and is presented on a non-consolidated basis. As a result  the Statement of Financial position and  the Statement of Operations as of December 31, 2013 are not fully comparable with the December 31, 2012 and 2011 comparative information. The most noticeable effects are:

In the statements of operations General and administrative expenses for the year ended December 31, 2013 include $2.2 million as a result of the consolidation.

In the statement of financial position as of December 31, 2012 and 2011, the Company presents two asset line items representing net receivables from the Orion Tankers Pool. These line items were "Accounts Receivable, net related party" in the current asset section and "Related party receivable" in the non-current asset section. In 2013 these line items are not shown as the Orion Tankers Pool is fully consolidated. Consequently, the Company present "Accounts receivable, net", "Inventory", "Voyages in Progress" and "Accrued Voyage expenses" in the statement of financial position as of December 31, 2013.

There are no other noticable effects following the consolidation of subsidiaries.